22. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details
Payments to Related Parties, Consulting fees paid or accrued to a company controlled by a director of the Company	$ 241,801	$ 108,000
Payments to Related Parties, Salary paid to management of the Company	676,164	495,632
Payments to Related Parties, Share-based compensation	515,318	655,380
Payments to Related Parties	$ 1,433,283	$ 1,259,012